Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements [Abstract]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
	2022	2021
Within one year	$21,016	$19,092
After one year but not more than five years	25,574	2,631
More than five years	4,962	-
	$51,552	$21,723